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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY 10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ David Sorkin                New York, NY      August 14, 2012
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        ----------------------

Form 13F Information Table Entry Total: 36
                                        ----------------------

Form 13F Information Table Value Total: $9,432,816 (thousands)
                                        ----------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    Number    Form 13F File Number         Name

      1       28-13533                     KKR Investment Management LLC
    ------       -----------------         ---------------------------------

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-14775                    KKR Asset Management LLC
       ---------------          ------------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                         FOR QUARTER ENDED JUNE 30, 2012

                                                                                                         VOTING AUTHORITY
                                               VALUE    SHRS OR        SH/ PUT/ INVESTMENT    OTHER   --------------------------
   NAME OF ISSUER   TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT        PRN CALL DISCRETION   MANAGERS SOLE      SHARED      NONE
------------------- --------------- --------- --------- -------------- --- ---- ------------ -------- ------ -------------- ----
AKORN INC           NOTE 3.500% 6/0 009728AB2 8,653     4,500,000      PRN      SHARED-OTHER 1               4,500,000
AVAGO TECHNOLOGIES
 LTD (a)            SHS             Y0486S104 343,207   9,560,087 (b)  SH       SHARED-OTHER                 9,560,087 (b)
CADENCE DESIGN
 SYSTEM INC         NOTE 2.625% 6/0 127387AJ7 12,240    8,000,000      PRN      SHARED-OTHER 1               8,000,000
DOLLAR GEN CORP
 NEW (a)            COM             256677105 3,510,989 64,552,113 (c) SH       SHARED-OTHER                 64,552,113 (c)
FEI CO              NOTE 2.875% 6/0 30241LAF6 2,430     1,500,000      PRN      SHARED-OTHER 1               1,500,000
HCA HOLDINGS
 INC (a)            COM             40412C101 2,663,490 87,528,426 (d) SH       SHARED-OTHER                 87,528,426 (d)
HERTZ GLOBAL
 HOLDINGS INC       NOTE 5.250% 6/0 42805TAA3 12,911    8,000,000      PRN      SHARED-OTHER 1               8,000,000
ISHARES SILVER
 TRUST              ISHARES         46428Q109 800       30,000         SH       SHARED-OTHER 1               30,000.00
JAZZ
 PHARMACEUTICALS
 PLC (a)            SHS USD         G50871105 311,433   6,919,193 (e)  SH       SHARED-OTHER                 6,919,193 (e)
KINROSS GOLD CORP   NOTE 1.750% 3/1 496902AD9 16,979    17,084,000     PRN      SHARED-OTHER 1               17,084,000
KINROSS GOLD CORP   COM NO PAR      496902404 102       12,500         SH       SHARED-OTHER 1               12,500
KINROSS GOLD CORP   COM NO PAR      496902404 2,453     301,000        SH  PUT  SHARED-OTHER 1               301,000
KKR & CO L P DEL    COM UNITS       48248M102 60,160    4,667,166      SH       SHARED-OTHER 1               4,667,166
L-3 COMMUNICATIONS
 CORP               DEBT 3.000% 8/0 502413AW7 5,006     5,000,000      PRN      SHARED-OTHER 1               5,000,000
LAM RESEARCH CORP   NOTE 0.500% 5/1 512807AJ7 4,808     5,000,000      PRN      SHARED-OTHER 1               5,000,000

                                                                                                         VOTING AUTHORITY
                                               VALUE    SHRS OR        SH/ PUT/ INVESTMENT    OTHER   --------------------------
   NAME OF ISSUER   TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT        PRN CALL DISCRETION   MANAGERS SOLE      SHARED      NONE
------------------- --------------- --------- --------- -------------- --- ---- ------------ -------- ------ -------------- ----
LEUCADIA NATL CORP  NOTE 3.750% 4/1 527288AX2 3,713     3,360,000      PRN      SHARED-OTHER 1               3,360,000
MEDTRONIC INC       NOTE 1.625% 4/1 585055AM8 30,547    30,778,000     PRN      SHARED-OTHER 1               30,778,000
MYLAN INC           NOTE 3.750% 9/1 628530AJ6 13,745    8,000,000      PRN      SHARED-OTHER 1               8,000,000
NIELSEN HOLDINGS
 N V (a)            COM             N63218106 1,025,214 39,100,471 (f) SH       SHARED-OTHER                 39,100,471 (f)
NXP SEMICONDUCTORS
 N V (a)            COM             N6596X109 918,357   39,533,238 (g) SH       SHARED-OTHER                 39,533,238 (g)
PROLOGIS            NOTE 1.875%11/1 74340XAR2 5,237     5,221,000      PRN      SHARED-OTHER 1               5,221,000
PROSHARES TR        SHRT 20+YR TRE  74347X849 878       30,000         SH       SHARED-OTHER 1               30,000
RAYONIER TRS
 HLDGS INC          NOTE 4.500% 8/1 75508AAC0 21,487    15,684,000     PRN      SHARED-OTHER 1               15,684,000
ROCKWOOD HLDGS
 INC (a)            COM             774415103 310,364   6,998,053 (h)  SH       SHARED-OTHER                 6,998,053 (h)
RTI INTL METALS INC NOTE 3.000%12/0 74973WAA5 1,039     1,000,000      PRN      SHARED-OTHER 1               1,000,000
SALESFORCE COM INC  NOTE 0.750% 1/1 79466LAB0 9,404     5,500,000      PRN      SHARED-OTHER 1               5,500,000
SANDISK CORPORATION NOTE 1.000% 5/1 80004CAC5 6,958     7,000,000      PRN      SHARED-OTHER 1               7,000,000
SBA COMMUNICATIONS
 CORP               NOTE 1.875% 5/0 78388JAN6 9,657     7,000,000      PRN      SHARED-OTHER 1               7,000,000
SEALY CORP (a)      COM             812139301 84,665    45,764,718 (i) SH       SHARED-OTHER                 45,764,718 (i)
SILVER STD RES INC  COM             82823L106 125       11,100         SH  PUT  SHARED-OTHER 1               11,100
SPDR S&P 500 ETF
 TRUST              TR UNIT         78462F103 5,444     40,000         SH  PUT  SHARED-OTHER 1               40,000
TEREX CORP NEW      NOTE 4.000% 6/0 880779AV5 2,059     1,500,000      PRN      SHARED-OTHER 1               1,500,000
TRANSOCEAN INC      NOTE 1.500%12/1 893830AW9 6,494     6,500,000      PRN      SHARED-OTHER 1               6,500,000

                                                                                                         VOTING AUTHORITY
                                               VALUE    SHRS OR        SH/ PUT/ INVESTMENT    OTHER   --------------------------
   NAME OF ISSUER   TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT        PRN CALL DISCRETION   MANAGERS SOLE      SHARED      NONE
------------------- --------------- --------- --------- -------------- --- ---- ------------ -------- ------ -------------- ----

TRANSOCEAN LTD      REG SHS         H8817H100 5,377     120,200        SH  PUT  SHARED-OTHER 1               120,200
VIRGIN MEDIA INC    NOTE 6.500%11/1 92769LAB7 12,037    8,000,000      PRN      SHARED-OTHER 1               8,000,000
WESTERN REFNG INC   NOTE 5.750% 6/1 959319AC8 13,008    6,000,000      PRN      SHARED-OTHER 1               6,000,000

----------
(a) Position held by one or more entities engaged in KKR's private equity business.

(b) KKR may be deemed to have investment discretion over an aggregate number of 11,457,180 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(c) KKR may be deemed to have investment discretion over an aggregate number of 112,172,940 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(d) KKR may be deemed to have investment discretion over an aggregate number of 89,502,362 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(e) KKR may be deemed to have investment discretion over an aggregate number of 6,942,946 shares.

(f) KKR may be deemed to have investment discretion over an aggregate number of 48,008,131 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(g) KKR may be deemed to have investment discretion over an aggregate number of 58,713,443 shares.

(h) KKR may be deemed to have investment discretion over an aggregate number of 7,147,859 shares.

(i) KKR may be deemed to have investment discretion over an aggregate number of 46,625,921 shares.